Net Loss Per Common Share (Tables)	7 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020
Summary Of Basic and Diluted Income (Loss) Per Ordinary Share

The following table sets forth the computation of basic and diluted net loss per common share attributable to common stockholders (in thousands, except share and per share data):

	Year Ended December 31,
	2019	2020
Numerator:
Net loss	$(51,661)	$(106,780)

Denominator:
Weighted average shares used to compute basic and diluted net loss per share	10,509,923	25,397,143

Net loss per common share—basic and diluted	$(4.92)	$(4.20)

Schedule of Outstanding Shares of Potentially Dilutive Securities

The following outstanding shares of potentially dilutive securities were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented because including them would have been antidilutive:

	Year Ended December 31,
	2019	2020
Redeemable convertible preferred stock	6,234,955	125,762,535
Options to purchase common stock	2,274,845	36,594,039
Unvested RSA	49,581	208,586
Unvested early exercised common stock options	172,051	8,834,409
Vested and early exercised options subject to nonrecourse notes	—	3,059,066
Preferred stock warrants	53,023	6,319,590

Total	8,784,455	180,778,225

Colonnade Acquisition Corp.
Summary Of Basic and Diluted Income (Loss) Per Ordinary Share

The following table reflects the calculation of basic and diluted net income (loss) per ordinary share (in dollars, except per share amounts):

For Period from June 4, 2020 (inception) through December 31, 2020
Class A Ordinary shares subject to possible redemption
Numerator: Earnings allocable to Class A Ordinary shares subject to possible redemption
Interest income	$54,051
Unrealized gain on investments held in Trust Account	2,931

Net income allocable to Class A Ordinary shares subject to possible redemption	$56,982

Denominator: Weighted Average Class A Ordinary shares subject to possible redemption
Basic and diluted weighted average shares outstanding	18,938,199

Basic and diluted net income per share	$0.00

Non-Redeemable Ordinary Shares
Numerator: Net Loss minus Net Earnings
Net loss	$(2,702,566)
Less: Net income allocable to Class A Ordinary shares subject to possible redemption	(56,982)

Non-Redeemable Net Loss	$(2,759,548)

Denominator: Weighted Average Non-Redeemable Ordinary Shares
Basic and diluted weighted average shares outstanding	6,150,329

Basic and diluted net loss per share	$(0.45)